Stock-Based Compensation (Table)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement, Noncash Expense [Abstract]
Summary of nonvested restricted stock units
A summary of UScellular nonvested restricted stock units and changes during 2020 is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2019	1,461,000	$40.90
Granted	1,020,000	$29.18
Vested	(653,000)	$35.54
Forfeited	(168,000)	$34.81
Nonvested at December 31, 2020	1,660,000	$36.43

Summary of nonvested performance share units
A summary of UScellular's nonvested performance share units and changes during 2020 is presented in the table below:

Common Performance Share Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2019	1,245,000	$40.16
Granted	582,000	$29.71
Vested	(398,000)	$36.92
Change in units based on approved performance factors	20,000	$46.43
Forfeited	(144,000)	$40.05
Nonvested at December 31, 2020	1,305,000	$36.60

Stock-based compensation
The following table summarizes stock‑based compensation expense recognized during 2020, 2019 and 2018:

Year Ended December 31,	2020	2019	2018
(Dollars in millions)
Stock option awards	$—	$—	$2
Restricted stock unit awards	21	22	21
Performance share unit awards	10	18	13
Awards under Non-Employee Director compensation plan	1	1	1
Total stock-based compensation expense, before income taxes	32	41	37
Income tax benefit	(8)	(10)	(9)
Total stock-based compensation expense, net of income taxes	$24	$31	$28

Stock-based compensation, allocation by financial statement line item
The following table provides a summary of the classification of stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2020	2019	2018
(Dollars in millions)
Selling, general and administrative expense	$28	$36	$33
System operations expense	4	5	4
Total stock-based compensation expense	$32	$41	$37